VIRTUS Seix Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—34.9%
U.S. Treasury Bond 4.500%, 11/15/54	$ 11,564	$ 11,394
U.S. Treasury Inflation Indexed Note 1.625%, 10/15/29	4,987	5,057
U.S. Treasury Notes
4.375%, 7/15/27	11,875	11,998
4.250%, 1/15/28	5,203	5,252
3.750%, 12/31/28	1,726	1,716
4.375%, 12/31/29	823	838
4.625%, 2/15/35	6,215	6,421
Total U.S. Government Securities (Identified Cost $42,151)		42,676

Mortgage-Backed Securities—38.7%
Agency—38.7%
Federal Home Loan Mortgage Corp. REMIC 5304, UB 4.000%, 2/25/52	231	215
Federal Home Loan Mortgage Corporation
Pool #A95259 4.000%, 12/1/40	762	738
Pool #Q42921 3.500%, 9/1/46	911	844
Pool #Q53881 4.500%, 1/1/48	668	649
Pool #QA3079 3.500%, 10/1/49	229	209
Pool #QA4766 3.500%, 11/1/49	782	718
Pool #QC2692 3.000%, 6/1/51	261	230
Pool #QE1985 4.500%, 5/1/52	541	519
Pool #QE2366 5.000%, 5/1/52	93	92
Pool #QE4826 4.500%, 7/1/52	120	115
Pool #QE9908 5.500%, 9/1/52	629	633
Pool #QF4847 5.500%, 12/1/52	100	100
Pool #QF8190 6.000%, 2/1/53	717	732
Pool #QF8551 5.500%, 3/1/53	368	370
Pool #QG6239 5.000%, 7/1/53	1,350	1,331
Pool #QJ5568 6.000%, 9/1/54	889	918
Pool #RA2579 3.000%, 5/1/50	2,706	2,376
Pool #RA2622 3.000%, 5/1/50	1,910	1,659
Pool #RA8188 4.500%, 11/1/52	83	79
Pool #RA8285 4.500%, 10/1/47	1,504	1,449
Pool #SD0164 3.500%, 12/1/49	467	430
Pool #SD1618 5.000%, 9/1/52	892	877
	Par Value	Value

Agency—continued
Pool #SD5272 6.000%, 5/1/54	$ 1,393	$ 1,430
Pool #SI2061 3.500%, 9/1/50	426	384
Pool #ZM5226 3.500%, 12/1/47	449	407
Pool #ZT2423 4.000%, 12/1/48	329	310
Federal National Mortgage Association
Pool #AB3692 4.000%, 10/1/41	661	632
Pool #AB3878 4.000%, 11/1/41	718	688
Pool #AB5924 3.000%, 8/1/42	696	619
Pool #BL7779 1.460%, 8/1/30	1,955	1,671
Pool #BO1277 3.000%, 7/1/49	441	383
Pool #BO1345 3.500%, 8/1/49	918	838
Pool #BO1351 4.000%, 8/1/49	358	337
Pool #BT7914 5.000%, 10/1/52	1,282	1,264
Pool #BV3044 3.000%, 2/1/52	698	613
Pool #BW0044 5.000%, 7/1/52	522	514
Pool #BW3311 4.500%, 7/1/52	1,156	1,112
Pool #BY8494 5.500%, 8/1/53	916	918
Pool #CA4166 3.500%, 9/1/49	275	248
Pool #CA5122 3.000%, 2/1/50	484	426
Pool #CB0998 3.000%, 7/1/51	1,158	1,004
Pool #CB3110 2.500%, 3/1/47	813	688
Pool #CB3630 4.000%, 5/1/52	1,340	1,251
Pool #CB3875 3.500%, 6/1/47	964	870
Pool #CB7240 6.000%, 10/1/53	610	622
Pool #FM8210 3.000%, 4/1/50	594	524
Pool #FS2692 5.000%, 8/1/52	1,620	1,595
Pool #FS3262 4.000%, 10/1/46	1,525	1,468
Pool #FS3687 5.000%, 11/1/52	1,016	1,006
Government National Mortgage Association
Pool #783745 3.500%, 3/15/43	1,640	1,516
Pool #787186 6.000%, 10/20/53	797	811
Pool #787394 5.500%, 5/20/54	1,539	1,554
See Notes to Schedule of Investments

VIRTUS Seix Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
	Par Value	Value

Agency—continued
Pool #CR3025 5.500%, 12/20/52	$ 667	$ 672
Pool #CR9210 5.500%, 1/20/53	600	602
Pool #CS2411 6.000%, 3/20/53	102	105
Pool #CS5391 6.000%, 1/20/53	654	670
Pool #CS5448 6.000%, 1/20/53	959	983
Pool #CS7736 6.000%, 4/20/53	376	385
Pool #MA8151 4.500%, 7/20/52	1,176	1,132
Pool #MA8201 4.500%, 8/20/52	1,775	1,705
Total Mortgage-Backed Securities (Identified Cost $48,124)		47,240

Asset-Backed Securities—5.7%
Automobiles—0.6%
Ford Credit Auto Owner Trust 2023-1, A 144A 4.850%, 8/15/35(1)	800	809
Credit Card—2.7%
American Express Credit Account Master Trust
2023-3, A 5.230%, 9/15/28	790	800
2024-2, A 5.240%, 4/15/31	610	630
Capital One Multi-Asset Execution Trust 2024-A1, A 3.920%, 9/15/29	1,095	1,088
Synchrony Card Funding LLC 2024-A1, A 5.040%, 3/15/30	745	755
		3,273

Other—2.4%
PSNH Funding LLC 2018-1, A3 3.814%, 2/1/35	255	247
T-Mobile U.S. Trust 2025-1A, A 144A 4.740%, 11/20/29(1)	1,045	1,052
Vantage Data Centers LLC 2020-2A, A2 144A 1.992%, 9/15/45(1)	805	748
Verizon Master Trust 2025-4, A 144A 4.760%, 3/21/33(1)	860	860
		2,907

Total Asset-Backed Securities (Identified Cost $6,997)		6,989

Corporate Bonds and Notes—19.6%
Consumer Discretionary—3.4%
BorgWarner, Inc. 5.400%, 8/15/34(2)	234	231
Carnival Corp. 144A 6.125%, 2/15/33(1)	630	621
	Par Value	Value

Consumer Discretionary—continued
Daimler Truck Finance North America LLC 144A 2.500%, 12/14/31(1)	$ 267	$ 227
Ford Motor Co. 3.250%, 2/12/32	217	179
Lithia Motors, Inc. 144A 4.375%, 1/15/31(1)	715	648
Tapestry, Inc. 5.500%, 3/11/35	253	250
VOC Escrow Ltd. 144A 5.000%, 2/15/28(1)	1,300	1,268
Yum! Brands, Inc. 5.375%, 4/1/32	680	663
		4,087

Consumer Staples—0.7%
PepsiCo, Inc. 4.650%, 2/15/53	989	874
Energy—0.9%
Boardwalk Pipelines LP 3.400%, 2/15/31	159	145
Energy Transfer LP 6.200%, 4/1/55	439	435
Targa Resources Corp. 4.200%, 2/1/33	299	276
Williams Cos., Inc. (The) 3.500%, 10/15/51	325	223
		1,079

Financials—7.7%
AerCap Ireland Capital DAC 3.000%, 10/29/28	324	305
American Express Co. 6.338%, 10/30/26	377	381
Avolon Holdings Funding Ltd. 144A 5.375%, 5/30/30(1)	256	256
Bank of America Corp.
2.087%, 6/14/29	188	174
2.572%, 10/20/32	514	443
Bank of New York Mellon Corp. (The) 4.414%, 7/24/26	934	933
Citigroup, Inc. 6.950% (3)	650	648
Consumers 2023 Securitization Funding LLC Series A2 5.210%, 9/1/31	305	311
Enact Holdings, Inc. 6.250%, 5/28/29	153	157
Essent Group Ltd. 6.250%, 7/1/29	166	171
GGAM Finance Ltd. 144A 5.875%, 3/15/30(1)	670	662
JPMorgan Chase & Co. 5.350%, 6/1/34	471	479
Macquarie Airfinance Holdings Ltd. 144A 6.400%, 3/26/29(1)	352	364
Morgan Stanley 1.593%, 5/4/27	703	681
NYSEG Storm Funding LLC Series A-3 5.162%, 5/1/35	460	465

See Notes to Schedule of Investments

VIRTUS Seix Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
	Par Value	Value

Financials—continued
PG&E Wildfire Recovery Funding LLC Series A-2 4.263%, 6/1/38	$ 835	$ 789
Radian Group, Inc. 6.200%, 5/15/29	166	171
Sigeco Securitization I LLC Series A1 5.026%, 11/15/38	405	405
U.S. Bancorp
5.384%, 1/23/30	154	157
5.678%, 1/23/35	235	240
UBS Group AG 144A 6.850% (1)(3)	364	362
Vistra Operations Co. LLC 144A 4.375%, 5/1/29(1)	630	598
Wells Fargo & Co. 3.350%, 3/2/33	274	246
		9,398

Health Care—1.2%
AbbVie, Inc. 4.250%, 11/21/49	594	492
Amgen, Inc. 5.650%, 3/2/53	255	250
Pfizer Investment Enterprises Pte Ltd. 5.300%, 5/19/53	748	710
		1,452

Industrials—3.2%
ADT Security Corp. (The) 144A 4.125%, 8/1/29(1)	650	610
Aircastle Ltd. 144A 5.950%, 2/15/29(1)	191	196
BAE Systems plc 144A 5.300%, 3/26/34(1)	386	391
Ferguson Enterprises, Inc. 5.000%, 10/3/34	479	466
GATX Corp. 5.500%, 6/15/35	395	395
Owens Corning 5.950%, 6/15/54	302	302
Republic Services, Inc. 5.150%, 3/15/35	270	272
United Airlines Pass-Through-Trust
2020-1, A 5.875%, 4/15/29	377	384
2020-1, B 4.875%, 7/15/27	184	184
United Parcel Service, Inc. 5.050%, 3/3/53	586	537
Veralto Corp. 5.450%, 9/18/33	205	209
		3,946

Information Technology—0.7%
Dell International LLC 3.450%, 12/15/51	486	329
NetApp, Inc. 5.700%, 3/17/35	529	528
		857

	Par Value	Value

Materials—1.1%
Martin Marietta Materials, Inc. 5.150%, 12/1/34	$ 525	$ 522
Newmont Corp.
2.250%, 10/1/30	366	324
6.250%, 10/1/39	471	505
		1,351

Utilities—0.7%
Consolidated Edison Co. of New York, Inc. 3.200%, 12/1/51	346	228
NRG Energy, Inc. 144A 3.375%, 2/15/29(1)	670	615
		843

Total Corporate Bonds and Notes (Identified Cost $24,446)		23,887

Total Long-Term Investments—98.9% (Identified Cost $121,718)		120,792

	Shares
Securities Lending Collateral—0.2%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.226%)(4)(5)	233,907	234
Total Securities Lending Collateral (Identified Cost $234)		234

TOTAL INVESTMENTS—99.1% (Identified Cost $121,952)		$121,026
Other assets and liabilities, net—0.9%		1,155
NET ASSETS—100.0%		$122,181

Abbreviations:
DAC	Designated Activity Company
LLC	Limited Liability Company
LP	Limited Partnership
plc	Public Limited Company
REMIC	Real Estate Mortgage Investment Conduit

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2025, these securities amounted to a value of $10,287 or 8.4% of net assets.
(2)	All or a portion of security is on loan.
(3)	No contractual maturity date.
(4)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(5)	Represents security purchased with cash collateral received for securities on loan.

See Notes to Schedule of Investments

VIRTUS Seix Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of March 31, 2025, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
U.S. Government Securities	$42,676	$—	$42,676
Mortgage-Backed Securities	47,240	—	47,240
Asset-Backed Securities	6,989	—	6,989
Corporate Bonds and Notes	23,887	—	23,887
Securities Lending Collateral	234	234	—
Total Investments	$121,026	$234	$120,792
There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2025.
There were no transfers into or out of Level 3 related to securities held at March 31, 2025.
See Notes to Schedule of Investments

VIRTUS Seix Total Return Bond Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity-linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual financial statements.